Redeemable Noncontrolling Interest (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 3,656	$ 0
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest, Total	$ (125)